Cover	Nov. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2025
Registrant Name	SM Energy Co
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31539
Entity Tax Identification Number	41-0518430
Entity Address, Address Line One	1700 Lincoln Street, Suite 3200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	(303)
Local Phone Number	861-8140
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	SM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0000893538
Amendment Flag	false